Stock Based Compensation (Tables)	12 Months Ended
Mar. 31, 2017
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Company's Restricted Shares

The following is a summary of the status of the Company’s restricted shares:

	Restricted Shares	Weighted Average Grant Date Fair Value
Non-vested at March 31, 2015	7,628	$10.02
Granted	511,784	13.84
Vested	(6,226)	9.27
Forfeited	(6,824)	13.84
Non-vested at March 31, 2016	506,362	13.84
Granted	17,000	15.03
Vested	(95,886)	13.84
Forfeited	(60,049)	13.84
Non-vested at March 31, 2017	367,427	13.89

Summary of Stock Option Activity

A summary of stock option activity follows:

	Number of Stock Options	Range	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at March 31, 2015	345,174	$9.03 - $13.32	$9.93	2.79 Years	$1,444,950
Granted	1,108,868	13.84	13.84
Exercised	(183,731)	9.03 - 10.46	10.45		632,424
Forfeited	(17,060)	13.84	13.84
Outstanding at March 31, 2016	1,253,251	9.03 - 13.84	13.26	8.78 Years	2,333,383
Granted	20,000	14.89 - 15.16	15.03
Exercised	(13,648)	13.84	13.84		24,635
Forfeited	(122,828)	13.84	13.84
Outstanding at March 31, 2017	1,136,775	9.03 - 15.16	13.22	7.73 Years	3,376,943
Exercisable at March 31, 2017	345,895	9.03 - 13.84	11.74	6.13 Years	1,538,634